Concentrations	12 Months Ended
Dec. 31, 2011
Concentrations [Abstract]
CONCENTRATIONS

18. CONCENTRATIONS

(1) Dependence on related party revenue

The Company entered into a cooperative agreement with Shengyue, a wholly owned subsidiary of Shanda in 2011. Under this agreement, Shengyue is appointed as Ku6’s primary agency to secure advertisement from various advertisers. In 2011, 38% of net revenues were derived from Shengyue and the Company expects that this percentage will increase in 2012. If the relationship with Shengyue is terminated or scaled-back, or if Shengyue alter the agency agreement in a way that is adverse to the Company, the Company’s revenue would be adversely affected.

(2) Credit risk

As of December 31, 2010 and 2011, accounts receivable of the online advertising business are typically unsecured and are derived from revenue earned from customers and agencies in China. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. No individual customer accounted for more than 10% of net advertising revenues, or related receivables, during the year ended and as of December 31, 2010. Shengyue accounted for 38% and 75% of net revenues and net account receivables during the year ended and as of December 31, 2011 (Note 13).

	Year ended December 31, 2010	Year ended December 31, 2011
Accounts receivable	10,572,374	5,194,099
Allowance for doubtful accounts	(2,437,179)	(4,416,706)

Accounts receivable, net of allowance for doubtful accounts	8,135,195	777,393

The Company generally does not require collateral for its accounts receivable. The movements of the allowance for doubtful accounts were as follows:

Movement of allowance for doubtful accounts

The Company has not presented movements in the allowance for doubtful accounts for 2009 in the below table as such activity relates solely to discontinued operations for which there are no remaining receivable or allowance amounts.

	Year ended December 31, 2010	Year ended December 31, 2011
Balance at beginning of the year	4,015,145	2,437,179
Acquisition of Ku6	101,484	—
Provisions	1,976,053	3,637,147
Reversed	(501,485)	(177,321)
Written off	(53,563)	—
Transferred out due to disposal of WVAS and recorded music businesses	(3,100,455)	—
Transferred out due to disposal of Yisheng	—	(1,480,299)

Balance at the end of the year	2,437,179	4,416,706

As part of the Group’s change in the business strategy (Note 1), the Company laid off majority of its sales force and appointed Shengyue as its primary advertisement agency. As a result of this change, the relationship with some of previous advertisement customers was terminated and the Group provided additional allowance for doubtful accounts to reflect the expected uncollectibilty.